Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (26,864,340)	$ (37,849,665)	$ (77,208,118)
Adjustments to reconcile net loss to net cash used in operating activities:
Provision for expected credit losses	16,911,882	9,850,811
Depreciation	13,201	13,200	1,445,573
Amortization of intangible assets	4,160,000	5,843,813	4,450,895
Amortization of right of use asset	89,566
Research and development expenses			52,000,000
Stock compensation expense	3,868,649	3,493,563	4,732,700
Impairment loss of long-lived assets		9,357,062
Gain on disposal of equipment			(94,984)
Amortization of debt issuance costs	100,000
Changes in operating assets and liabilities
Accounts receivable	(1,230,000)	157,170	683,730
Other receivables	(11,786,550)	1,318,718	8,900
Prepayments	9,471,393	(152,623)	(15,964,364)
Accounts payable		(500,000)	3,770,945
Lease liabilities	5,269
Other payables and accrued liabilities	2,480,478	589,222	368,466
Deferred revenue			(3,596,821)
Net cash used in operating activities	(2,780,452)	(7,878,729)	(29,403,078)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment			(39,602)
Purchase of intangible assets			(15,180,000)
Proceeds from sales of equipment			999,950
Net cash used in investing activities			(14,219,652)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings from related parties	181,197	217,116	352,173
Proceeds from a convertible note, net of debt issuance costs	1,000,000
Proceeds from issuance of units, net of offering costs		5,018,985
Proceeds from issuance of ordinary shares, net of offering costs	1,380,000	1,500,000	43,937,202
Proceeds from exercise of warrants		509,788	31,479
Net cash provided by financing activities	2,561,197	7,245,889	44,320,854
NET CHANGE IN CASH AND CASH EQUIVALENTS	(219,255)	(632,840)	698,124
CASH AND CASH EQUIVALENTS, beginning of year	239,473	872,313	174,189
CASH AND CASH EQUIVALENTS, end of year	20,218	239,473	872,313
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest expense
Cash paid for income tax
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES:
Initial recognition of operating right of use asset and lease liability	198,192		3,818,000
Ordinary shares issued for prepayments on concert cooperation rights	8,000,000
Ordinary shares issued for acquisition of intangible assets	7,200,000	3,600,000	1,550,000
Transfer of prepayments to intangible assets			2,565,527
Unpaid receivable from disposal of equipment			6,819,050
Cashless exercise of warrants into ordinary shares	2,165
Conversion of convertible notes payable into ordinary shares	$ 225,000